Trade and other payables (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Within 1 year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Trade payables	£ 1,861	£ 6,715
Accrued expenses	7,145	26,358
Social security and other taxes	602	7,145
Outstanding defined contribution pension costs	177	9
Total trade and other payables	9,785	40,227
After more than one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Deferred transaction fee payable	£ 6,632	£ 5,975